Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 21,437	$ 4,753	$ 1,242
Accounts receivable, net	814	580	361
Inventory	44	40	47
Prepaid expenses and other current assets	1,399	26	87
Total current assets	23,694	5,399	1,737
Property and equipment, net	210	215	280
Other assets	84	50	50
Total assets	23,988	5,664	2,067
Current liabilities:
Accounts payable	1,004	286	402
Accrued compensation	1,099	480	508
Accrued liabilities	171	286	134
Deferred revenue	1,457	1,552	1,312
Deferred underwriting fees	1,363
Convertible notes payable, net		5,019
Derivative liability		2,880
Total current liabilities	5,094	10,503	2,356
Notes payable, noncurrent		516	516
Total liabilities	5,094	11,019	2,872
Commitments and contingencies
Stockholders' equity (deficit):
Common stock value	1	1	1
Additional paid-in capital	104,889	66,021	60,567
Accumulated deficit	(85,996)	(71,377)	(61,373)
Total stockholders' equity (deficit)	18,894	(5,355)	(805)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	23,988	5,664	2,067
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Convertible preferred stock